Offerings - Offering: 1	Feb. 26, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2025B 6.375% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due March 15, 2055
Maximum Aggregate Offering Price	$ 1,800,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 275,580.00
Offering Note	This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in The Southern Company's Registration Statement on Form S-3 (File No. 333-277138) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.